Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Property and equipment	¥ 0	¥ 0	¥ 0
Equity investments without readily determinable fair value			16,500
Equity method investment impairment loss	0	12,186	0
Goodwill			1,803,415
Goodwill impairment loss	0	1,819,926	0
Intangible assets	¥ 270,631	544,650		$ 38,118
Intangible assets impairment losses		206,925
Deferred costs		87,065
Deferred costs impairment loss		70,406
Fair Value, Nonrecurring
Summary Of Significant Accounting Policies [Line Items]
Equity investments without readily determinable fair value			¥ 16,500
Equity-method investments		12,186
Goodwill impairment loss		1,819,926
Deferred costs		16,659
Deferred costs impairment loss		70,406
Fair Value, Nonrecurring | Non-Compete Commitment
Summary Of Significant Accounting Policies [Line Items]
Intangible assets impairment losses		14,733
Fair Value, Nonrecurring | Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets		2,000
Intangible assets impairment losses		6,217
Fair Value, Nonrecurring | Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets		20,000
Intangible assets impairment losses		185,975
Fair Value, Nonrecurring | Level 3
Summary Of Significant Accounting Policies [Line Items]
Deferred costs		16,659
Fair Value, Nonrecurring | Level 3 | Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Intangible assets		2,000
Fair Value, Nonrecurring | Level 3 | Brand Names
Summary Of Significant Accounting Policies [Line Items]
Intangible assets		¥ 20,000